Cover	12 Months Ended
Nov. 30, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	KB Home
Insider Trading Policies and Procedures Adopted [Flag]	true
Entity Central Index Key	0000795266
Amendment Flag	false